OTHER BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Borrowings
Interest rate	15.00%
Principal amount	$ 640,357	$ 632,737
Interest expense	$ 140,505	$ 74,106	$ 0